Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Financials – 31.3%
Banks – 18.3%
Abu Dhabi Islamic Bank PJSC	1,474,325	$8,631,837
Akbank TAS	1,798,570	3,082,264
Alior Bank SA	110,990	2,918,035
Banco do Brasil SA	1,204,800	4,898,498
Bank Central Asia Tbk PT	9,766,500	5,220,656
Bank Negara Indonesia Persero Tbk PT	20,682,900	5,249,391
Bank of Baroda	1,232,688	3,572,817
Bank of Shanghai Co., Ltd. - Class A	4,160,266	6,160,772
Bank Polska Kasa Opieki SA	266,033	13,701,872
China Construction Bank Corp. - Class H	5,722,000	5,790,357
Chongqing Rural Commercial Bank Co., Ltd. - Class A	4,830,100	4,813,724
CIMB Group Holdings Bhd	1,607,400	2,592,505
Emirates NBD Bank PJSC	2,124,375	13,188,409
Eurobank Ergasias Services & Holdings SA - Class A	2,274,820	7,835,118
Grupo Financiero Banorte SAB de CV	1,802,060	16,536,370
Hana Financial Group, Inc.	144,310	9,192,256
HDFC Bank Ltd.	441,795	10,306,177
ICICI Bank Ltd.	948,124	16,058,516
Itau Unibanco Holding SA (Preference Shares)	3,530,550	24,010,937
Kasikornbank PCL	830,900	3,923,348
KB Financial Group, Inc.	112,799	9,269,402
Metropolitan Bank & Trust Co.	4,407,960	5,673,341
NU Holdings Ltd./Cayman Islands - Class A(a)	155,302	2,130,743
Piraeus Financial Holdings SA(a)	1,506,485	10,436,602
Regional SAB de CV	638,880	5,277,327
Saudi Awwal Bank	518,060	4,653,629
Sberbank of Russia PJSC(b) (c) (d)	951,472	0
Standard Chartered PLC	275,480	4,558,789
State Bank of India	1,357,789	12,980,320

		222,664,012

Capital Markets – 2.8%
B3 SA - Brasil Bolsa Balcao	2,747,600	7,373,324
BSE Ltd.	261,449	8,470,196
HDFC Asset Management Co., Ltd.(e)	107,961	6,541,486
Hong Kong Exchanges & Clearing Ltd. - Class H	112,500	6,050,985
Nuvama Wealth Management Ltd.	24,368	2,330,269
Samsung Securities Co., Ltd.	54,720	2,976,122

		33,742,382

Consumer Finance – 3.6%
Kaspi.KZ JSC (ADR)	98,071	8,325,247
LexinFintech Holdings Ltd. (ADR)	318,009	2,292,845
Muthoot Finance Ltd.	158,065	4,845,991
Qifu Technology, Inc. (ADR)	654,114	28,362,383

		43,826,466

Financial Services – 0.3%
PNB Housing Finance Ltd.(a) (e)	312,195	4,042,923

Insurance – 6.3%
AIA Group Ltd. - Class H	530,200	4,802,784
BB Seguridade Participacoes SA	1,085,100	7,149,984

Company	Shares	U.S. $ Value

Co. for Cooperative Insurance (The)	26,305	$1,108,214
DB Insurance Co., Ltd.	84,610	7,720,875
Hyundai Marine & Fire Insurance Co., Ltd.(a)	82,547	1,617,118
OUTsurance Group Ltd.	1,951,313	8,633,558
People’s Insurance Co. Group of China Ltd. (The) - Class H	4,291,000	3,275,321
PICC Property & Casualty Co., Ltd. - Class H	13,614,000	26,454,378
Ping An Insurance Group Co. of China Ltd. - Class H	1,174,500	7,497,206
Samsung Fire & Marine Insurance Co., Ltd.	26,025	8,344,589

		76,604,027

		380,879,810

Information Technology – 22.9%
Communications Equipment – 2.5%
Accton Technology Corp.	405,000	10,122,470
Xiaomi Corp. - Class H(a)	2,709,000	20,853,167

		30,975,637

Electronic Equipment, Instruments & Components – 0.8%
Largan Precision Co., Ltd.	57,000	4,655,211
Tripod Technology Corp.	535,000	4,538,786

		9,193,997

IT Services – 1.0%
HCL Technologies Ltd.	386,773	7,813,446
Infosys Ltd.	223,773	4,184,854

		11,998,300

Semiconductors & Semiconductor Equipment – 14.2%
MediaTek, Inc.	552,000	23,652,459
Realtek Semiconductor Corp.	440,000	8,545,237
SK Hynix, Inc.	170,899	36,825,581
Taiwan Semiconductor Manufacturing Co., Ltd.	2,830,706	103,517,069

		172,540,346

Technology Hardware, Storage & Peripherals – 4.4%
Advantech Co., Ltd.	135,294	1,569,565
Asustek Computer, Inc.	426,000	9,417,732
Samsung Electronics Co., Ltd.	908,158	40,160,203
Samsung Electronics Co., Ltd. (Preference Shares)	78,407	2,876,354

		54,023,854

		278,732,134

Consumer Discretionary – 13.2%
Automobiles – 2.7%
BYD Co., Ltd. - Class A	260,820	12,089,919
BYD Co., Ltd. - Class H	718,200	11,182,389
Hyundai Motor Co.	19,580	2,940,082
Kia Corp.	94,833	6,785,715

		32,998,105

Company	Shares	U.S. $ Value

Broadline Retail – 5.4%
Alibaba Group Holding Ltd. - Class H	2,941,500	$41,639,697
Allegro.eu SA(a) (e)	497,860	4,793,202
JD.com, Inc. - Class H	165,150	2,697,279
MercadoLibre, Inc.(a)	6,216	16,246,324

		65,376,502

Hotels, Restaurants & Leisure – 1.8%
Indian Hotels Co., Ltd. (The)	593,787	5,263,385
MakeMyTrip Ltd.(a)	37,210	3,647,324
Meituan - Class H(a) (e)	191,500	3,080,476
OPAP SA	411,700	9,335,524

		21,326,709

Household Durables – 0.7%
Gree Electric Appliances, Inc. of Zhuhai - Class A	1,161,700	7,285,810
Hisense Visual Technology Co., Ltd. - Class A	521,300	1,675,624

		8,961,434

Specialty Retail – 1.6%
Lojas Renner SA	2,315,200	8,386,213
Pop Mart International Group Ltd. - Class H(e)	339,600	11,569,883

		19,956,096

Textiles, Apparel & Luxury Goods – 1.0%
Bosideng International Holdings Ltd. - Class H	8,430,000	4,996,193
Page Industries Ltd.	6,563	3,769,563
Yue Yuen Industrial Holdings Ltd. - Class H	229,000	351,306
Zhejiang Semir Garment Co., Ltd. - Class A	4,238,729	3,112,734

		12,229,796

		160,848,642

Communication Services – 11.0%
Diversified Telecommunication Services – 0.2%
KT Corp. (Sponsored ADR)	87,160	1,811,185

Entertainment – 2.8%
International Games System Co., Ltd.	79,000	2,319,104
Kingsoft Corp., Ltd. - Class H	1,306,200	6,826,910
NetEase, Inc. - Class H	909,200	24,502,359

		33,648,373

Interactive Media & Services – 5.4%
Meitu, Inc. - Class H(a) (e)	3,033,000	3,500,776
NAVER Corp.	42,324	8,218,679
Tencent Holdings Ltd. - Class H	843,100	54,325,661

		66,045,116

Media – 0.2%
China South Publishing & Media Group Co., Ltd. - Class A	1,418,300	2,597,088

Wireless Telecommunication Services – 2.4%
Bharti Airtel Ltd.	260,380	6,101,631
Etihad Etisalat Co.	637,356	10,077,379
SK Telecom Co., Ltd.	201,461	8,476,176
Turkcell Iletisim Hizmetleri AS	2,049,220	4,956,795

		29,611,981

		133,713,743

Company	Shares	U.S. $ Value

Industrials – 6.3%
Construction & Engineering – 0.8%
Indus Towers Ltd.(a)	50,103	$246,016
Larsen & Toubro Ltd.	118,736	5,083,703
Samsung E&A Co., Ltd.	251,240	4,101,789

		9,431,508

Electrical Equipment – 0.5%
Contemporary Amperex Technology Co., Ltd. - Class A	93,760	3,305,259
Zhejiang Huayou Cobalt Co., Ltd. - Class A	631,300	3,263,405

		6,568,664

Ground Transportation – 0.4%
Globaltrans Investment PLC (Sponsored GDR)(a) (b) (c) (f)	301,797	0
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,001,200	4,617,073

		4,617,073

Industrial Conglomerates – 0.7%
Jardine Matheson Holdings Ltd.	76,900	3,696,021
SK Square Co., Ltd.(a)	33,300	4,475,820

		8,171,841

Machinery – 2.2%
HD Hyundai Heavy Industries Co., Ltd.(a)	14,240	4,494,641
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	13,930	3,761,668
Weichai Power Co., Ltd. - Class A	2,837,900	6,096,075
Yutong Bus Co., Ltd. - Class A	3,528,300	12,245,278

		26,597,662

Passenger Airlines – 1.0%
InterGlobe Aviation Ltd.(e)	71,081	4,945,450
Latam Airlines Group SA	235,328,400	4,764,035
Turk Hava Yollari AO	360,600	2,568,993

		12,278,478

Transportation Infrastructure – 0.7%
International Container Terminal Services, Inc.	681,600	4,969,103
Shandong Hi-speed Co., Ltd. - Class A	2,316,598	3,447,251

		8,416,354

		76,081,580

Real Estate – 4.1%
Diversified REITs – 0.2%
Fibra Uno Administracion SA de CV	2,133,410	2,949,221

Company	Shares	U.S. $ Value

Real Estate Management & Development – 3.9%
Aldar Properties PJSC	2,350,239	$5,711,073
Ayala Land, Inc.	8,978,500	4,308,362
Emaar Development PJSC	1,442,240	5,309,736
Emaar Properties PJSC	5,649,656	20,958,179
Jabal Omar Development Co.(a)	433,120	2,323,524
Macrotech Developers Ltd.(e)	531,499	8,598,075

		47,208,949

		50,158,170

Utilities – 3.4%
Electric Utilities – 1.3%
Cia Energetica de Minas Gerais (Preference Shares)	3,243,600	6,447,678
Enel Chile SA	31,806,130	2,355,011
Equatorial Energia SA Ord	471,619	3,121,499
Power Grid Corp. of India Ltd.	873,135	3,044,103

		14,968,291

Gas Utilities – 1.1%
GAIL India Ltd.	4,811,625	10,703,375
Kunlun Energy Co., Ltd. - Class H	3,018,000	2,933,469

		13,636,844

Independent Power and Renewable Electricity Producers – 0.4%
NTPC Ltd.	1,280,646	4,999,342

Water Utilities – 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	321,162	7,042,026

		40,646,503

Consumer Staples – 2.6%
Beverages – 0.6%
Eastroc Beverage Group Co., Ltd. - Class A	175,500	7,693,064

Consumer Staples Distribution & Retail – 0.9%
BBB Foods, Inc. - Class A(a)	89,682	2,489,572
Cencosud SA	813,730	2,768,844
Sok Marketler Ticaret AS(a)	2,200,633	1,923,346
Zabka Group SA(a)	725,041	4,357,787

		11,539,549

Food Products – 0.8%
Alfa SAB de CV - Class A	5,158,070	3,807,150
AVI Ltd.	366,600	1,949,195
WH Group Ltd. - Class H	3,717,000	3,582,415

		9,338,760

Personal Care Products – 0.3%
Colgate-Palmolive India Ltd.	125,751	3,536,046

		32,107,419

Company	Shares	U.S. $ Value

Materials – 2.2%
Chemicals – 1.3%
Controladora Alpek SAB de CV(a)	5,280,000	$872,286
UPL Ltd.	681,024	5,251,235
Yunnan Yuntianhua Co., Ltd. - Class A	3,380,090	10,366,623

		16,490,144

Construction Materials – 0.2%
Cemex SAB de CV	3,791,900	2,624,998

Metals & Mining – 0.7%
China Hongqiao Group Ltd. - Class H	3,497,500	8,053,351

		27,168,493

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Gazprom PJSC (Sponsored ADR)(a) (b) (c) (d)	436,750	0
LUKOIL PJSC(a) (b) (c) (d)	80,321	0
Petroleo Brasileiro SA - Petrobras (Preference Shares)	1,500,000	8,663,562
Petronet LNG Ltd.	1,693,016	5,969,223

		14,632,785

Health Care – 0.8%
Health Care Providers & Services – 0.2%
Sinopharm Group Co., Ltd. - Class H	1,243,200	2,918,358

Life Sciences Tools & Services – 0.3%
Samsung Biologics Co., Ltd.(a) (e)	4,011	2,943,342

Pharmaceuticals – 0.3%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	406,700	2,946,142
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H(a)	33,200	227,538

		3,173,680

		9,035,380

Total Common Stocks (cost $933,436,549)		1,204,004,659

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(g) (h) (i) (cost $13,122,892)	13,122,892	13,122,892

Total Investments – 100.1% (cost $946,559,441)(j)		1,217,127,551
Other assets less liabilities – (0.1)%		(1,006,727)

Net Assets – 100.0%		$1,216,120,824

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	169,907	USD	31,135	07/02/2025	$(137,535)
Bank of America NA	USD	30,531	BRL	169,907	07/02/2025	741,213
Bank of America NA	KRW	2,766,308	USD	1,999	07/17/2025	(47,645)
Bank of America NA	BRL	169,907	USD	30,301	08/04/2025	(730,209)
Barclays Capital, Inc.	USD	3,681	ZAR	66,675	08/07/2025	75,165
Barclays Capital, Inc.	USD	66,845	INR	5,751,455	08/14/2025	132,428
BNP Paribas SA	HKD	80,969	USD	10,391	07/11/2025	67,227
BNP Paribas SA	KRW	5,759,542	USD	4,064	07/17/2025	(196,387)
BNP Paribas SA	USD	7,116	CNH	50,945	08/07/2025	19,942
BNP Paribas SA	INR	497,676	USD	5,777	08/14/2025	(18,898)
BNP Paribas SA	MXN	165,743	USD	8,658	08/22/2025	(127,710)
BNP Paribas SA	USD	9,084	TWD	266,529	08/22/2025	185,920
Citibank NA	BRL	169,907	USD	29,624	07/02/2025	(1,648,307)
Citibank NA	USD	31,135	BRL	169,907	07/02/2025	137,535
Citibank NA	KRW	22,831,472	USD	16,033	07/17/2025	(855,319)
Citibank NA	PHP	746,277	USD	13,139	07/29/2025	(105,266)
Citibank NA	USD	42,899	TWD	1,278,420	08/22/2025	1,567,369
Goldman Sachs Bank USA	USD	13,531	MYR	56,946	09/17/2025	19,640
HSBC Bank USA	HKD	42,870	USD	5,474	07/11/2025	8,013
HSBC Bank USA	KRW	13,006,958	USD	9,357	07/17/2025	(264,708)
HSBC Bank USA	USD	2,997	PHP	169,620	07/29/2025	13,575
HSBC Bank USA	TWD	85,287	USD	2,896	08/22/2025	(70,435)
JPMorgan Chase Bank	USD	18,060	ZAR	324,560	08/07/2025	224,262
Morgan Stanley Capital Services, Inc.	EUR	13,372	USD	15,251	07/09/2025	(507,490)
Morgan Stanley Capital Services, Inc.	CLP	3,895,180	USD	4,146	07/15/2025	(35,165)
Morgan Stanley Capital Services, Inc.	GBP	2,357	USD	3,150	07/16/2025	(85,285)
Morgan Stanley Capital Services, Inc.	TRY	150,802	USD	3,713	07/17/2025	(28,462)
Morgan Stanley Capital Services, Inc.	USD	6,415	INR	550,715	08/14/2025	(1,597)
NatWest Markets PLC	USD	2,565	HKD	19,984	07/11/2025	(17,065)
State Street Bank & Trust Co.	EUR	5,206	USD	5,859	07/09/2025	(276,089)
State Street Bank & Trust Co.	HKD	71,157	USD	9,187	07/11/2025	113,636
State Street Bank & Trust Co.	USD	3,745	HKD	29,150	07/11/2025	(28,281)
State Street Bank & Trust Co.	USD	9,556	THB	315,782	07/24/2025	172,888
UBS	USD	3,894	EUR	3,375	07/09/2025	83,496
UBS	PLN	40,226	USD	10,744	07/18/2025	(412,022)
UBS	CNH	173,391	USD	24,207	08/07/2025	(81,245)

						$(2,112,811)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021-10/21/2021	$4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012-06/14/2016	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020-09/17/2020	2,848,601	0	0.00%

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $50,015,613 or 4.1% of net assets.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018-06/09/2021	$1,956,351	$0	0.00%

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $301,667,137 and gross unrealized depreciation of investments was $(33,211,838), resulting in net unrealized appreciation of $268,455,299.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
BRL – Brazilian Real
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi (Offshore)
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PHP – Philippine Peso
PLN – Polish Zloty
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

29.6%	China
13.8%	Taiwan
13.7%	South Korea
12.5%	India
8.2%	Brazil
4.4%	United Arab Emirates
2.8%	Mexico
2.3%	Greece
2.1%	Poland
1.5%	Saudi Arabia
1.5%	Hong Kong
1.2%	Philippines
1.0%	Turkey
4.3%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Chile, Indonesia, Kazakhstan, Malaysia, Russia, South Africa, Thailand and United Kingdom.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$128,179,625	$252,700,185		$0	(a)	$380,879,810
Information Technology	—	278,732,134		—		278,732,134
Consumer Discretionary	37,966,691	122,881,951		—		160,848,642
Communication Services	11,888,564	121,825,179		—		133,713,743
Industrials	9,381,108	66,700,472		0	(a)	76,081,580
Real Estate	2,949,221	47,208,949		—		50,158,170
Utilities	18,966,214	21,680,289		—		40,646,503
Consumer Staples	11,014,761	21,092,658		—		32,107,419
Materials	3,497,284	23,671,209		—		27,168,493
Energy	8,663,562	5,969,223		0	(a)	14,632,785
Health Care	227,538	8,807,842		—		9,035,380
Short-Term Investments	13,122,892	—		—		13,122,892

Total Investments in Securities	245,857,460	971,270,091	(b)	0	(a)	1,217,127,551
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	3,562,309		—		3,562,309
Liabilities:
Forward Currency Exchange Contracts	—	(5,675,120)		—		(5,675,120)

Total	$245,857,460	$969,157,280		$0	(a)	$1,215,014,740

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Portfolio	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,059	$259,811	$258,747	$13,123	$451